Segmented information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 777,302	$ 109,173
Gross profit	202,130	45,223
Operating expenses	17,060,535	9,534,379	$ 8,942,022
Net and comprehensive loss	(10,038,145)	(11,366,372)	(8,973,347)
Inventory	420,737	232,903
Plant and equipment	5,323,766	1,393,683	$ 23,197
Electric Vehicles
Disclosure of operating segments [line items]
Revenue	0	0
Gross profit	0	0
Operating expenses	16,604,687	9,473,794
Other items	(6,841,211)	536,414
Income tax	0	0
Net and comprehensive loss	9,763,476	10,010,208
Inventory	189,182	0
Plant and equipment	5,299,857	1,370,350
Custom Built Vehicles
Disclosure of operating segments [line items]
Revenue	777,302	109,173
Gross profit	202,130	45,223
Operating expenses	455,848	60,585
Other items	22,618	1,340,802
Income tax	(1,667)	0
Net and comprehensive loss	274,669	1,356,164
Inventory	231,555	232,903
Plant and equipment	$ 23,909	$ 23,333